Depreciation, Amortization and Impairment	12 Months Ended
Mar. 31, 2025
Depreciation and amortisation expense [abstract]
Depreciation, Amortization and Impairment
15)
DEPRECIATION, AMORTIZATION AND IMPAIRMENT

	For the year ended March 31
Particulars	2023	2024	2025
Depreciation	6,096	7,436	9,110
Amortization	21,150	19,809	18,012
Impairment of intangible assets	150	22	—
Total	27,396	27,267	27,122